UNITED STATES OF AMERICA BEFORE THE SECURITIES AND EXCHANGE COMMISSION INVESTMENT COMPANY ACT OF 1940

Release No. 33117 / June 5, 2018

In the Matter of:

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FRANKLIN CALIFORNIA TAX-FREE TRUST

FRANKLIN CUSTODIAN FUNDS

FRANKLIN ETF TRUST

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FRANKLIN FLOATING RATE MASTER TRUST

FRANKLIN FUND ALLOCATOR SERIES

FRANKLIN GLOBAL TRUST

FRANKLIN GOLD AND PRECIOUS METALS FUND

FRANKLIN HIGH INCOME TRUST

FRANKLIN INVESTORS SECURITIES TRUST

FRANKLIN MANAGED TRUST

FRANKLIN U.S. GOVERNMENT MONEY FUND

FRANKLIN MUNICIPAL SECURITIES TRUST

FRANKLIN MUTUAL SERIES FUNDS

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FRANKLIN NEW YORK TAX-FREE TRUST

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FRANKLIN STRATEGIC SERIES

FRANKLIN TAX-FREE TRUST

FRANKLIN TEMPLETON ETF TRUST

FRANKLIN TEMPLETON GLOBAL TRUST

FRANKLIN TEMPLETON INTERNATIONAL TRUST

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN VALUE INVESTORS TRUST

INSTITUTIONAL FIDUCIARY TRUST

TEMPLETON CHINA WORLD FUND

TEMPLETON DEVELOPING MARKETS TRUST

TEMPLETON FUNDS

TEMPLETON GLOBAL INVESTMENT TRUST

TEMPLETON GLOBAL OPPORTUNITIES TRUST

TEMPLETON GLOBAL SMALLER COMPANIES FUND

TEMPLETON GROWTH FUND, INC.

TEMPLETON INCOME TRUST

TEMPLETON INSTITUTIONAL FUNDS

THE MONEY MARKET PORTFOLIOS

FRANKLIN LIMITED DURATION INCOME TRUST

2 FRANKLIN UNIVERSAL TRUST

TEMPLETON DRAGON FUND, INC.

TEMPLETON EMERGING MARKETS FUND

TEMPLETON EMERGING MARKETS INCOME FUND

TEMPLETON GLOBAL INCOME FUND

FRANKLIN ADVISERS, INC.

FRANKLIN TEMPLETON INVESTMENT MANAGEMENT LIMITED

K2/D&S MANAGEMENT CO., L.L.C.

FASA LLC

FRANKLIN TEMPLETON INSTITUTIONAL, LLC

FRANKLIN ADVISORY SERVICES, LLC

FRANKLIN MUTUAL ADVISERS, LLC

TEMPLETON INVESTMENT COUNSEL, LLC

TEMPLETON ASSET MANAGEMENT LTD.

TEMPLETON GLOBAL ADVISORS LIMITED

One Franklin Parkway

San Mateo, CA 94403

(812-14819)

ORDER UNDER SECTION 6(c) OF THE INVESTMENT COMPANY ACT OF 1940 GRANTING AN EXEMPTION FROM SECTIONS 18(f) AND 21(b) OF THE ACT; UNDER SECTION 12(d)(1)(J) OF THE ACT GRANTING AN EXEMPTION FROM SECTION 12(d)(1) OF THE ACT; UNDER SECTIONS 6(c) AND 17(b) OF THE ACT GRANTING AN EXEMPTION FROM SECTIONS 17(a)(1), 17(a)(2), AND 17(a)(3) OF THE ACT; AND UNDER SECTION 17(d) OF THE ACT AND RULE 17d-1 UNDER THE ACT TO PERMIT CERTAIN JOINT ARRANGEMENTS AND TRANSACTIONS

Franklin Alternative Strategies Funds, Franklin California Tax-Free Income Fund, Franklin California Tax-Free Trust, Franklin Custodian Funds, Franklin ETF Trust, Franklin Federal Tax- Free Income Fund, Franklin Floating Rate Master Trust, Franklin Fund Allocator Series, Franklin Global Trust, Franklin Gold and Precious Metals Fund, Franklin High Income Trust, Franklin Investors Securities Trust, Franklin Managed Trust, Franklin U.S. Government Money Fund, Franklin Municipal Securities Trust, Franklin Mutual Series Funds, Franklin New York Tax-Free Income Fund, Franklin New York Tax-Free Trust, Franklin Real Estate Securities Trust, Franklin Strategic Mortgage Portfolio, Franklin Strategic Series, Franklin Tax-Free Trust, Franklin Templeton ETF Trust, Franklin Templeton Global Trust, Franklin Templeton International Trust, Franklin Templeton Money Fund Trust, Franklin Templeton Variable Insurance Products Trust, Franklin Value Investors Trust, Institutional Fiduciary Trust, Templeton China World Fund, Templeton Developing Markets Trust, Templeton Funds, Templeton Global Investment Trust, Templeton Global Opportunities Trust, Templeton Global Smaller Companies Fund, Templeton Growth Fund, Inc., Templeton Income Trust, Templeton Institutional Funds, The Money Market Portfolios, Franklin Limited Duration Income Trust, Franklin Universal Trust, Templeton Dragon Fund, Inc., Templeton Emerging Markets Fund, Templeton Emerging Markets Income Fund, and Templeton Global Income Fund, Franklin Advisers, Inc., Franklin

Templeton Investment Management Limited, K2/D&S Management Co., L.L.C., FASA LLC, Franklin Templeton Institutional, LLC, Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Templeton

3 Investment Counsel, LLC, Templeton Asset Management Ltd., and Templeton Global Advisors Limited filed an application on September 14, 2017, and an amendment on March 9, 2018. Applicants requested an order under section 6(c) of the Investment Company Act of 1940 (the “Act”) for an exemption from sections 18(f) and 21(b) of the Act, under section 12(d)(1)(J) of the Act for an exemption from section 12(d)(1) of the Act, under sections 6(c) and 17(b) of the Act for an exemption from sections 17(a)(1), 17(a)(2), and 17(a)(3) of the Act, and under section 17(d) of the Act and rule 17d-1 under the Act to permit certain joint arrangements and transactions. The order supersedes a prior order1 and permits certain registered management investment companies to participate in a joint lending and borrowing facility.

On May 10, 2018, a notice of the filing of the application was issued (Investment Company Act Release No. 33095). The notice gave interested persons an opportunity to request a hearing and stated that an order disposing of the application would be issued unless a hearing was ordered. No request for a hearing has been filed, and the Commission has not ordered a hearing. The matter has been considered and it is found, on the basis of the information set forth in the application, as amended, that granting the requested exemption is consistent with and appropriate in the public interest, and consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the Act.

It is also found that the terms of the proposed transactions, including the consideration to be paid or received, are reasonable and fair and do not involve overreaching on the part of any person concerned, and that the proposed transactions are consistent with the policy of each registered investment company concerned and the general purposes of the Act.

It is further found that the participation of each registered investment company in the proposed credit facility is consistent with the provisions, policies, and purposes of the Act, and not on a basis different from or less advantageous than that of other participants.

Accordingly, in the matter of Franklin Alternative Strategies Funds, et al., (File No. 812-14819), IT IS ORDERED, under section 6(c) of the Act, that the requested exemptions from sections

18(f) and 21(b) of the Act are granted, effective immediately, subject to the conditions in the application, as amended.

IT IS FURTHER ORDERED, under section 12(d)(1)(J) of the Act, that the requested exemption from section 12(d)(1) of the Act is granted, effective immediately, subject to the conditions in the application, as amended.

IT IS FURTHER ORDERED, under sections 6(c) and 17(b) of the Act, that the requested exemptions from sections 17(a)(1), 17(a)(2), and 17(a)(3) of the Act are granted, effective immediately, subject to the conditions in the application, as amended.

1 Franklin Gold Fund, et al., Investment Company Act Release Nos. 24016 (Sept. 16, 1999) (notice) and 24080 (Oct. 13, 1999) (order).

4 IT IS FURTHER ORDERED, under section 17(d) of the Act and rule 17d-1 under the Act, that the proposed transactions are approved, effective immediately, subject to the conditions in the application, as amended.

For the Commission, by the Division of Investment Management, under delegated authority.

/s/ Eduardo A. Aleman

Assistant Secretary